Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2019
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019